ACCOUNTS RECEIVABLE - Allowance for Doubtful Accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Allowance for doubtful accounts
Balance at beginning of period	¥ 6,144	¥ 3,290	¥ 1,103
Additions	5,738	6,705	3,792
Write-offs	(6,498)	(3,851)	(1,605)
Balance at end of period	¥ 5,384	¥ 6,144	¥ 3,290